Debt	6 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Debt	DEBT
Credit Agreement and Senior Secured Credit Facility— Debt consisted of the following:

(in thousands)	December 31, 2020	June 30, 2020
Term Loan (effective interest rate of 7.2%)	$325,000	$325,000
Unamortized debt issuance costs on Term Loan	(5,148)	(5,819)
Unamortized debt discount on Term Loan	(6,516)	(7,367)
Total debt	$313,336	$311,814
On November 5, 2019, the Company entered into a new credit agreement with UMB Bank N.A. (“UMB”) as a lender and revolving agent and Morgan Stanley Capital Administrators, Inc. (“Morgan Stanley”) as a lender and the administrative agent for a syndicate of lenders party to the agreement (as used in this Note 6 and in Note 8, the “Senior Secured Credit Facility”). The Senior Secured Credit Facility provides for (1) a secured revolving loan facility with UMB in an aggregate principal amount of up to $75.0 million (the “Revolving Credit Facility”) and (2) the Term Loan. The outstanding balance under the prior credit agreement with UMB was rolled into the Revolving Credit Facility and will continue to be used for general working capital purposes as needed. The proceeds of the Term Loan were used (i) to finance a distribution in November 2019 to all holders of the Company’s common and preferred stock as well as holders of stock options in an aggregate amount of $275.0 million (the “Distribution”), (ii) to fund cash to the balance sheet in an aggregate amount of $68.0 million, equal to the first two years of interest-only payments due in respect of the Term Loan, (iii) to pay the debt issuance costs incurred for the Senior Secured Credit Facility, and (iv) for general corporate purposes. The Senior Secured Credit Facility contains customary events of default and an asset coverage ratio covenant. As of December 31, 2020, the Company was in compliance with all of the covenants. The Company has granted a security interest in all of the Company’s assets as collateral.
The Company paid $8.5 million to the lenders of the Term Loan as an original issue discount which was recorded as a reduction to the carrying amount of the Term Loan in debt in the condensed consolidated balance sheets as of December 31, 2020 and June 30, 2020. The debt discount is being amortized through interest expense on a straight-line basis over the five-
year life of the Senior Secured Credit Facility. As of December 31, 2020, the balance of the unamortized debt discount in debt in the condensed consolidated balance sheet was $6.5 million.
The Revolving Credit Facility accrues interest on amounts drawn at a rate per annum equal to either (a) LIBOR plus 4.0% or (b) a base rate plus 3.0%, at the Company’s option. The Term Loan bears interest on the outstanding principal amount thereof at a rate per annum equal to either (a) LIBOR plus 6.0% or (b) a base rate plus 5.0%, at the Company’s option. The Company’s risk management strategy includes entering into interest rate swap agreements from time to time to protect against unfavorable interest rate changes relating to forecasted debt transactions. Refer to Note 6 to the condensed consolidated financial statements for further details.
The Term Loan is repayable beginning from March 31, 2022, in equal quarterly installments in an aggregate annual amount equal to 1% of the original principal amount of the Term Loan, with the balance payable on the maturity date of November 5, 2024. Upon the completion of the Company's initial public offering on May 26, 2020 (the "IPO"), the Company paid down $100.0 million of the Term Loan.
In addition to paying interest on outstanding principal amounts under the Senior Secured Credit Facilities, the Company is required to pay UMB an unused commitment fee of 0.15%, in respect of the unutilized commitments under the Revolving Credit Facility. The Revolving Credit Facility also has a maturity date of November 5, 2024.
Amortization of debt financing costs was $0.8 million and $0.6 million during the three months ended December 31, 2020 and 2019, respectively, and $1.6 million and $0.6 million during the six months ended December 31, 2020 and 2019, respectively, which was included in interest expense, net in the Company’s condensed consolidated statements of comprehensive income.
DEBT
Credit Agreement and Senior Secured Credit Facility— Debt consisted of the following as of June 30:

(in thousands)	2020	2019
Credit Agreement	$—	$11,032
Term Loan	325,000	—
Unamortized debt issuance costs on Term Loan	(5,819)	—
Unamortized debt discount on Term Loan	(7,367)	—
Total debt	$311,814	$11,032
On November 6, 2017, the Company entered into a two-year Loan and Security Agreement (the “Credit Agreement”) with UMB Bank N.A. (“UMB”). Subsequently, on November 5, 2019, the Credit Agreement was terminated when the Company entered into a new credit agreement with UMB as a lender and revolving agent and Morgan Stanley Capital Administrators, Inc. (“Morgan Stanley”) as a lender and the administrative agent for a syndicate of lenders party to the agreement (the “Senior Secured Credit Facility”). The termination of the Credit Agreement was treated as a debt modification.
The Senior Secured Credit Facility provides for (1) a secured revolving loan facility with UMB in an aggregate principal amount of up to $75.0 million (the “Revolving Credit Facility”) and (2) a senior secured term loan facility in an aggregate principal amount of $425.0 million with a syndicate of lenders led by Morgan Stanley as the administrator for the lending group (the “Term Loan”). The outstanding balance under the prior Credit Agreement with UMB was rolled into the Revolving Credit Facility and will continue to be used for general working capital purposes as needed. The proceeds of the Term Loan were used (i) to finance a distribution to all holders of the Company’s common and preferred stock as well as holders of stock options in an aggregate amount of $275.0 million (the “Distribution”), (ii) to fund cash to the balance sheet in an aggregate amount of $68.0 million, equal to the first two years of interest-only payments due in respect of the Term Loan, (iii) to pay the debt issuance costs incurred for the Senior Secured Credit Facility, and (iv) for general corporate purposes. The Senior Secured Credit Facility contains customary events of default and an asset coverage ratio covenant. As of June 30, 2020, the Company was in compliance with all of the covenants. The Company has granted a security interest in all of the Company’s assets as collateral.
Additionally, the Company paid $8.5 million to the lenders of the Term Loan as an original issue discount which was recorded as a reduction to the carrying amount of the Term Loan in debt in the consolidated balance sheet as of June 30, 2020. The debt discount is being amortized through interest expense on a straight-line basis over the five-year life of the Senior Secured Credit Facility. As of June 30, 2020, the balance of the unamortized debt discount in debt in the consolidated balance sheet was $7.4 million.
The Revolving Credit Facility accrues interest on amounts drawn at a rate per annum equal to either (a) LIBOR plus 4.0% or (b) a base rate plus 3.0%, at the Company’s option. The Term Loan bears interest on the outstanding principal amount thereof at a rate per annum equal to either (a) LIBOR plus 6.0% or (b) a base rate plus 5.0%, at the Company’s option. The Company’s risk management strategy includes entering into interest rate swap agreements from time to time to protect against unfavorable interest rate changes relating to forecasted debt transactions. We entered into a USD floored interest rate swap agreement on May 12, 2020, with an effective date of May 29, 2020, having a notional amount of $325.0 million and designated as a cash flow hedge of interest payments on the debt issuance. See Note 8 to the consolidated financial statements for more information.
The Term Loan is repayable beginning from March 31, 2022, in equal quarterly installments in an aggregate annual amount equal to 1% of the original principal amount of the Term Loan, with the balance payable on the maturity date of November 5, 2024. Upon the completion of the IPO, the Company paid down $100.0 million of the Term Loan.
In addition to paying interest on outstanding principal amounts under the Senior Secured Credit Facilities, the Company is required to pay UMB an unused commitment fee of 0.15%, in respect of the unutilized commitments under the Revolving Credit Facility. The Revolving Credit Facility also has a maturity date of November 5, 2024.
Non-Recourse Debt—Non-recourse debt consisted of the following as of June 30:

(in thousands)	2020	2019
Delayed draw credit facility	$—	$14,835
Unamortized debt issuance costs	—	(300)
Total non-recourse debt	—	14,535
Less non-recourse debt—current	—	3,920
Non-recourse debt—net	$—	$10,615

On December 14, 2018, we entered into a senior secured delayed draw credit facility (as amended, the “Receivables Financing Agreement”). Pursuant to the Receivables Financing Agreement, we had access to a senior secured delayed draw credit facility consisting of up to $30.0 million aggregate principal amount of commitments (the “Commitment”), with no more than quarterly draws in an aggregate original principal amount not to exceed the Commitment, with the commissions receivable from the Auto & Home insurance policies sold by SelectQuote Auto & Home as collateral. As the underlying policyholders renewed their policies, the renewal commissions received from our insurance carrier partners were transferred to the lender as repayment of the draw, with any accrued interest being paid first. Each loan accrued interest at 11.5% that was computed on a daily basis on the unpaid principal and interest amounts. If the amount of renewal commissions received was not enough to pay off the loan balances, there was no recourse to the Company. If we continued to receive renewal commissions on the underlying policies after the time at which the loan balances were paid off, the right to those renewal commissions reverted back to the Company.
Over the life of the Receivables Financing Agreement, we received $32.8 million in proceeds from seven draws on the facility and made principal payments of $4.5 million. On June 8, 2020, the Company repaid in full all of its and its subsidiaries’ indebtedness and other obligations totaling $29.3 million under the Receivables Financing Agreement. The Company repaid the outstanding debt using proceeds from the IPO. Concurrently with the repayment, all security interests and liens held by the Collateral Agent (as defined in the Receivables Financing Agreement) were terminated and released and the Receivables Financing Agreement was terminated. As a result of the repayment, the Company recorded a $1.2 million loss on debt extinguishment in interest expense in the consolidated statement of comprehensive income for the year ended June 30, 2020, primarily consisting of a prepayment penalty associated with the debt payoff activity of $0.9 million and the write-off of unamortized debt issuance costs of $0.3 million.
The loans drawn on the Receivables Financing Agreement were recorded on the consolidated balance sheets at amortized cost. The fair value of the loans was measured as a level 3 liability and was based on the incremental borrowing rate for similar debt. However, as the underlying renewal commissions securing the loans are of high credit quality and turn over quickly, the Company has determined that the carrying value approximates fair value.
Debt Issuance Costs—The Company initially incurred $0.2 million in debt issuance costs for the Credit Agreement for origination and legal fees that were recorded in other assets in the consolidated balance sheet as of June 30, 2018. These debt issuance costs were being amortized through interest expense on a straight-line basis over the two-year life of the Credit Agreement. Subsequently, upon termination of the Credit Agreement, the remaining balance of unamortized debt issuance costs was less than $0.1 million and is now being amortized over the five-year life of the Senior Secured Credit Facility, as the termination of the Credit Agreement was treated as a debt modification. Further, as a result of entering into the Senior Secured Credit Facility, the Company incurred $8.0 million in debt issuance costs for the origination and legal fees which were allocated to the Revolving Credit Facility and the Term Loan on a pro rata basis based on the aggregate principal amount of $500.0 million. Accordingly, $1.2 million was recorded in other assets related to the Revolving Credit Facility and $6.8 million was recorded as a reduction to the carrying amount of the Term Loan in debt in the consolidated balance sheet. The debt issuance costs are being amortized through interest expense on a straight-line basis over the five-year life of the Senior Secured Credit Facility. As of June 30, 2020, the balance of the unamortized debt issuance costs in other assets and debt in the consolidated balance sheet was $1.1 million and $5.8 million, respectively.
In addition, the Company incurred $0.3 million of debt issuance costs in connection with the Receivables Financing Agreement. These costs were being amortized through interest expense over the estimated time to pay off the individual note balances of five years for each draw. Upon termination of the Receivables Financing Agreement, the remaining balance of debt issuance costs of $0.2 million was recorded to interest expense in the consolidated statement of comprehensive income. As of June 30, 2019, the Company had $0.3 million of unamortized debt issuance costs related to the Receivables Financing Agreement recorded as a discount to non-recourse debt—net in the consolidated balance sheet.
Amortization of debt financing costs amounted to $2.3 million, $0.1 million, and $0.1 million during year ended June 30, 2020, 2019, and 2018, respectively, which was included in interest expense in the Company’s consolidated statements of comprehensive income.
Amortization expense related to the debt issuance costs as of June 30, 2020, for each of the next five fiscal years and thereafter is estimated to be as follows (in thousands):

Fiscal Years
2021	$3,289
2022	3,289
2023	3,289
2024	3,289
2025	1,096
Thereafter	—
Total	$14,252